Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Assets [Abstract]
Deposits (debt-related)	$ 41,153	$ 61,154
Cash surrender value of life insurance policies	30,769	29,785
Excess of loss reinsurance recoverable	15,000	15,000
Deferred charges	8,661	10,647
Other	4,403	3,939
Other assets, total	$ 99,986	$ 120,525